Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

19.Taxation

(a)PRC value-added tax and related surcharges

The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. Net revenues are presented after netting off the VAT. The primary applicable rate of VAT is 6% for the years ended December 31, 2021, 2022 and 2023. All entities in PRC are also subject to surcharges on value-added tax payments in accordance with PRC law.

19.Taxation (continued)

(b)Income taxes

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any withholding tax in Hong Kong. For the years ended December 31, 2021, 2022 and 2023, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

(iii)	Singapore

The income tax provision of the Group in respect of its international operations was calculated at the tax rate of 17% on the assessable profits based on the existing legislation, interpretations and practices in respect thereof.

(iv)	PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Group’s PRC entities are subject to a uniform income tax rate of 25% for years presented.

Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.

Qualified software enterprises (“Software Enterprise”) are exempt from EIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first profit making year. An entity that qualifies as a “Key National Software Enterprise” (a “KNSE”) is entitled to a further reduced preferential income tax rate of 10%. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice 2018 No.23 (“Circular 23”). If a KNSE fails to meet the criteria for qualification as a KNSE in any year, the entity cannot enjoy the 10% preferential tax rate in that year. The KNSE status is subject to review by the relevant authorities every year and the timing of the annual review and notification by the relevant authorities may vary from year to year.

An entity registered in Hainan Free Trade Port (“FTP”) and operating substantially that qualifies as an “Encouraged Industrial Enterprises” (an “EIE”) is entitled to a preferential income tax rate of 15% for five years since January 1, 2020. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice 2020 No.31 (“Circular 31”). According to Hainan Provincial Tax Bureau Public Notice 2021 No.1 (“Circular 1”), enterprises set up in Hainan FTP without any branches outside shall have substantive operations in Hainan FTP, which means that such enterprises shall maintain actual business operation, human resources, finance management as well as assets solely in Hainan FTP in order to enjoy the preferential tax rate. If an EIE fails to meet the criteria for qualification as an EIE or requirement of substantive VIE operations in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.

19.Taxation (continued)

(b)Income taxes (continued)

(iv)PRC (continued)

The Group’s PRC entities provided for enterprise income tax are as follows:

●	Huya Technology applied an EIT rate of 12.5% (50% reduction in the standard statutory rate) as a Software Enterprise for the taxation year of 2021 and applied an EIT rate of 15% as an HNTE for the taxation years of 2022 and 2023.
●	Guangzhou Huya renewed its HNTE qualification in 2021 and with a continued preferential income tax rate of 15% from 2021 to 2023. The entity will apply for continued HNTE qualification in 2024.
●	Hainan Huya was qualified as an EIE in Hainan free trade port, and enjoyed the preferential tax rate of 15% for five years starting from 2020.
●	Most of the remaining PRC subsidiaries and VIEs were subject to 25% EIT for the years presented.

According to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in March 26 (“Super Deduction”), the additional tax deduction amount for qualified research and development expenses was increased from 75% to 100%, effective from 2023.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

19.Taxation (continued)

(b)Income taxes (continued)

(iv)PRC (continued)

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2022 and 2023 are approximately RMB2,858,529 and RMB2,530,069, respectively. The undistributed earnings and reserves of the Group entities located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends from the undistributed earnings or reserves of the Group entities located in the PRC on its ordinary shares in the foreseeable future and intends to retain its available funds and any future earnings for use in the operation and expansion of its business.

Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company’s entities located in the PRC had been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2023.

Composition of income tax expenses

Income (loss) before income tax expenses for the years ended December 31, 2021, 2022 and 2023 were taxed within the following jurisdictions:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC entities	360,160	(492,143)	(406,503)
Non-PRC entities	(100,641)	(30,646)	215,199
Total	259,519	(522,789)	(191,304)

19.Taxation (continued)

(b)Income taxes (continued)

Composition of income tax expenses (Continued)

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	16,046	—	—
Deferred income tax expenses	28,119	19,987	—
Subtotal income tax expenses applicable to China operations	44,165	19,987	—
Income tax expenses applicable to Non-PRC operations
Current income tax expenses	7,056	6,864	17,222
Deferred income tax expenses/(benefits)	4,006	(2,487)	(4,007)
Subtotal income tax expenses applicable to Non-PRC operations	11,062	4,377	13,215
Total income tax expenses	55,227	24,364	13,215

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2021	2022	2023
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax benefits	(15.6)%	(8.4)%	(19.1)%
Effect of varying tax rates available in different jurisdictions (i)	(0.7)%	2.0%	22.8%
Permanent differences (ii)	19.0%	(6.3)%	(10.3)%
Change in valuation allowance	10.7%	(27.8)%	(58.7)%
Effect of Super Deduction available to the Group	(17.1)%	10.8%	33.4%
Effective income tax rate	21.3%	(4.7)%	(6.9)%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	(0.11)	0.28	0.28
(i)	For the years ended December 31, 2021, 2022 and 2023, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term deposits and long-term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

19.Taxation (continued)

(b)Income taxes (continued)

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the years in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2022 and 2023 are as follows:

	December 31,
	2022	2023
	RMB	RMB
Tax loss carried forwards	296,987	387,083
Impairment loss of investments	7,271	29,570
Unrealized profit arising from elimination of inter-company transactions	5,424	6,326
Deferred revenue	2,408	2,302
Others	4,379	3,428
	316,469	428,709
Less: Valuation allowance (i)	(316,469)	(428,709)
Total deferred tax assets	—	—
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(25,380)	(21,784)
Unrealized gains on investments	(20,533)	(20,533)
Total deferred tax liabilities	(45,913)	(42,317)
Net deferred tax liabilities	(45,913)	(42,317)
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2022 and 2023 were provided for net operating loss carry forwards, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	143,431	171,236	316,469
Additions	42,252	146,749	114,815
Reversals/write-off	(14,447)	(1,516)	(2,575)
Balance at end of the year	171,236	316,469	428,709

19.Taxation (continued)

(b)Income taxes (continued)

Tax loss carry forwards

As of December 31, 2023, total tax losses carried forward of the Company’s subsidiaries and VIEs in the PRC amounted to RMB1,418,278, which were expected to expire if not utilized between 2023 and 2032. The accumulated tax losses of a subsidiary incorporated in Singapore of RMB919,443 subject to the agreement of the relevant tax authorities, is allowed to be carried forward to offset against future taxable profits. Such carried forward tax losses in Singapore have no time limit.

In accordance with Singapore Tax Administration Law, the Singapore tax authorities generally have up to four years to claw back underpaid tax if the year of assessment is 2008 onwards. Accordingly, tax filings of the Group’s Singapore subsidiary for tax years 2019 through 2022 remain subject to the review by the relevant Singapore tax authorities. There were no ongoing tax examinations as of December 31, 2023 by Singapore tax authorities.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax filings from 2018 through 2022 remain open to examination by the respective tax authorities.

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.